Basis of Presentation, Organization and Other Matters	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation, Organization and Other Matters

Note 1 - Basis of Presentation, Organization and Other Matters

Data Storage Corporation (“DSC” or the “Company”) provides subscription based, long term agreements for disaster recovery solutions, Infrastructure as a Service (IaaS), Cyber Security and Voice and Data solutions.

Headquartered in Melville, NY, DSC offers solutions and services to businesses within the healthcare, banking and finance, distribution services, manufacturing, construction, education, and government industries. DSC derives its revenues from subscription services and solutions, managed services, software and maintenance, equipment and onboarding provisioning. DSC maintains infrastructure and storage equipment in several technical centers in New York, Massachusetts, Texas, Florida and North Carolina.

On May 31, 2021, the Company completed the merger (the “Merger”) contemplated by that certain Agreement and Plan of Merger (the “Merger Agreement”) with Data Storage FL, LLC, a Florida limited liability company and the Company’s wholly-owned subsidiary (the “Merger Sub”), Flagship Solutions, LLC (“Flagship”), a Florida limited liability company. Flagship is a provider of IBM solutions, managed services and cloud solutions. The Company expects that Flagship’s business will be synergistic with the Company’s existing IBM business and anticipates meaningful operation efficiency through the integration of the two organizations. The Company also believes the Merger will provide the combined entities a comprehensive one-stop provider to cross-sell solutions across each organization’s respective enterprise, as well as middle-market customers. Key offerings for the combined companies are expected to include a wide array of multi-cloud information technology solutions in highly secure, reliable enterprise level cloud services for companies using IBM Power systems, Microsoft Windows and Linux, including: Infrastructure as a Service (IaaS), Disaster Recovery of digital information (DRaaS), Cyber Security as a Service (CSaaS), and Data Analytics as a Service.

Note 1 - Basis of Presentation, Organization and Other Matters

Data Storage Corporation (“DSC” or the “Company”) provides subscription based, long term agreements for disaster recovery solutions, Infrastructure as a Service (IaaS) and VoIP type solutions.

Headquartered in Melville, NY, with additional offices in Warwick, RI, DSC offers solutions and services to businesses within the healthcare, banking and finance, distribution services, manufacturing, construction, education, and government industries. DSC derives its revenues from subscription services and solutions, managed services, software and maintenance, equipment and onboarding provisioning. DSC maintains infrastructure and storage equipment in several technical centers in New York, New Jersey, Massachusetts, North Carolina and Texas.

Going Concern Analysis

Under ASU 2014-15 Presentation of Financial Statements-Going Concern (Subtopic 205-40) (“ASC 205-40”), the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its future financial obligations as they become due within one year after the date that the financial statements are issued. As required by ASC 205-40, this evaluation shall initially not take into consideration the potential mitigating effects of plans that have not been fully implemented as of the date the financial statements are issued. Management has assessed the Company’s ability to continue as a going concern in accordance with the requirement of ASC 205-40.

As reflected in the consolidated financial statements, the Company had a net income (loss) available to common stockholders of $55,339 and $(54,452) for the years ended December 31, 2020 and 2019, respectively. As of December 31, 2020, DSC had cash of $893,598 and a working capital deficiency of $2,666,448. As a result, these conditions raised substantial doubt regarding our ability to continue as a going concern, which as described below we have concluded has been alleviated.

During the year ended December 31, 2020, the Company generated cash from operations of $1,110,679 with continued revenue growth. Further, the Company has no capital expenditure commitments and the Company’s offices have been consolidated and fully staffed and with sufficient room for growth.

If necessary, management also determined that it is probable that related party sources of debt financing and capitalized leases can be renegotiated based on management’s history of being able to raise and refinance debt through related parties.

As a result of the current favorable trends of improving cash flow, the Company concluded that the initial conditions which raised substantial doubt regarding the ability to continue as a going concern has been alleviated.